Schedule of inventory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total inventories	R$ 202,553	R$ 246,602
Inventories gross	214,605	257,477
Losses on adjustment to realizable amount	(12,052)	(10,875)
Cell Phones And Tablets [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	140,934	186,961
Accessories And Prepaid Cards [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	53,791	55,558
T I M Chips [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	R$ 19,880	R$ 14,958